Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended
	Jul. 02, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026
REX-Osprey(TM) SOL + Staking ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,392	$ 13,112	$ 13,182	$ 11,421	$ 8,843	$ 7,859	$ 6,966
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	10,187	10,394	10,773	11,025	11,052	11,059	11,219
Solana
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,973	$ 13,985	$ 14,325	$ 12,753	$ 9,354	$ 8,482	$ 7,053